UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

5/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 3.4%
Major Banks – 3.4%
Credit Agricole S.A., 0.45%, due 8/07/09	$38,200,000	$38,200,000

Total Certificates of Deposit, at Amortized Cost and Value		$38,200,000

Commercial Paper (y) – 53.6%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.15%, due 6/01/09	$14,223,000	$14,223,000
Toyota Motor Credit Corp., 0.35%, due 8/24/09	20,000,000	19,983,667

		$34,206,667

Consumer Goods & Services – 3.4%
Kimberly-Clark Corp., 0.21%, due 7/15/09 (t)	$38,711,000	$38,701,064

Financial Institutions – 0.5%
General Electric Capital Corp., 0.25%, due 6/26/09	$5,660,000	$5,659,017

Food & Beverages – 6.8%
Coca-Cola Co., 0.22%, due 6/04/09 (t)	$38,865,000	$38,864,287
PepsiCo, Inc., 0.11%, due 6/03/09 (t)	38,515,000	38,514,765

		$77,379,052

International Market Quasi-Sovereign – 0.1%
Westpac Banking Corp., 0.25%, due 6/09/09	$2,000,000	$1,999,889

Major Banks – 21.8%
Abbey National North America LLC, 0.3%, due 7/06/09	$39,471,000	$39,459,487
Bank of America Corp., 0.28%, due 6/01/09	38,380,000	38,380,000
BNP Paribas Finance, Inc., 0.2%, due 6/01/09	34,207,000	34,207,000
Goldman Sachs Group, Inc., 0.17%, due 6/02/09	25,566,000	25,565,879
J.P. Morgan Chase & Co., 0.2%, due 6/09/09	38,049,000	38,047,309
Societe Generale North America, Inc., 0.21%, due 6/01/09	34,591,000	34,591,000
Wells Fargo & Co., 0.16%, due 6/02/09	38,515,000	38,514,829

		$248,765,504

Other Banks & Diversified Financials – 15.9%
Citigroup Funding, Inc., 0.3%, due 7/27/09	$37,920,000	$37,902,304
HSBC Americas, Inc., 0.2%, due 6/01/09	34,207,000	34,207,000
Rabobank USA Financial Corp., 0.15%, due 6/01/09	14,600,000	14,600,000
Rabobank USA Financial Corp., 0.3%, due 8/19/09	20,000,000	19,986,833
The Bank of Nova Scotia, 0.2%, due 6/10/09	39,990,000	39,988,001
UBS Finance Delaware LLC, 0.2%, due 6/01/09	14,600,000	14,600,000
UBS Finance Delaware LLC, 0.525%, due 7/27/09	20,000,000	19,983,667

		$181,267,805

Pharmaceuticals – 0.1%
Pfizer, Inc., 0.22%, due 8/04/09 (t)	$834,000	$833,674

Utilities - Electric Power – 2.0%
General Electric Capital Corp., 0.15%, due 6/01/09	$22,804,000	$22,804,000

Total Commercial Paper, at Amortized Cost and Value		$611,616,672

U.S. Government Agencies and Equivalents (y) – 18.5%
Fannie Mae, 0.58%, due 10/13/09	$68,620,000	$68,471,857
Federal Home Loan Bank, 0.07%, due 6/01/09	76,823,000	76,823,000
Federal Home Loan Bank, 0.45%, due 7/13/09	54,752,000	54,723,255
Freddie Mac, 0.5%, due 7/20/09	11,348,000	11,340,277

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$211,358,389

Repurchase Agreements – 24.5%
Bank of America Corp., 0.15%, dated 5/29/09, due 6/01/09, total to be received $114,023,425 (secured by U.S Treasury and Federal Agency obligations and Mortgage Backed securites valued at $116,302,440 in an individually traded account)	$114,022,000	$114,022,000

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – continued
Goldman Sachs, 0.16%, dated 5/29/09, due 6/01/09, total to be received $114,023,520 (secured by U.S Treasury and Federal Agency obligations and Mortgage Backed securites valued at $116,302,440 in an individually traded account)	114,022,000	$114,022,000
Morgan Stanley, 0.12%, dated 5/29/09, due 6/01/09, total to be received $51,312,513 (secured by U.S Treasury and Federal Agency obligations and Mortgage Backed securites valued at $52,338,240 in an individually traded account)	51,312,000	51,312,000

Total Repurchase Agreements, at Cost		$279,356,000

Total Investments, at Amortized Cost and Value		$1,140,531,061

Other Assets, Less Liabilities – 0.0%		400,733

Net Assets – 100.0%		$1,140,931,794

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,140,531,061.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Institutional Money Market Portfolio

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,140,531,061	$—	$1,140,531,061
Other Financial Instruments	$—	$—	$—	$—

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.